UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09397

                             The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2018

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, Notre Dame

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 0.7% compared with an increase of 0.3% for the Standard & Poor’s (“S&P”) 500 Utilities Index (SPU). Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since Inception (8/31/99)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABUX)	(0.66)%	2.74%	6.89%	6.41%	8.23%	7.52%
S&P 500 Utilities Index	0.32	3.41	10.57	6.64	9.98	6.69
S&P 500 Index	2.65	14.37	13.42	10.17	9.30	5.93
Lipper Utility Fund Average	2.15	5.96	8.35	6.25	9.74	6.57
Class A (GAUAX)	(0.65)	2.59	6.89	6.42	8.23	7.53
With sales charge (b)	(6.36)	(3.31)	5.63	5.79	7.80	7.20
Class C (GAUCX)	(1.09)	1.80	5.78	5.61	7.42	6.86
With contingent deferred sales charge (c)	(2.08)	0.80	5.78	5.61	7.42	6.86
Class I (GAUIX)	(0.52)	2.95	7.16	6.67	8.40	7.67
Class T (GAUTX)	(0.66)	2.63	6.87	6.40	8.22	11.44
With sales charge (d)	(3.14)	0.06	6.33	6.13	8.03	7.51

In the current prospectuses dated April 30, 2018, as amended, the expense ratios for Class AAA, A, C, I, and T Shares are 1.37%, 1.37%, 2.12%, 1.12%, and 1.37%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$ 993.40	1.38%	$ 6.82
Class A	$1,000.00	$ 993.50	1.38%	$ 6.82
Class C	$1,000.00	$ 989.10	2.13%	$10.50
Class I	$1,000.00	$ 994.80	1.13%	$ 5.59
Class T	$1,000.00	$ 993.40	1.38%	$ 6.82
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$ 6.90
Class A	$1,000.00	$1,017.95	1.38%	$ 6.90
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$ 5.66
Class T	$1,000.00	$1,017.95	1.38%	$ 6.90

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli Utilities Fund

Energy and Utilities	74.5%
Communications	17.2%
Other	7.8%
U.S. Government Obligations	0.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.3%
	ENERGY AND UTILITIES — 74.3%
	Alternative Energy — 0.4%
370,000	Algonquin Power & Utilities Corp.	$2,068,158	$3,574,335
36,000	NextEra Energy Partners LP	831,843	1,680,120
63,261	Ormat Technologies Inc., New York	1,599,251	3,364,853
6,739	Ormat Technologies Inc., Tel Aviv	196,537	355,164

		4,695,789	8,974,472

	Electric Integrated — 46.0%
303,000	ALLETE Inc.	10,886,040	23,455,230
174,000	Alliant Energy Corp.	3,065,132	7,363,680
550,000	Ameren Corp.	16,055,895	33,467,500
690,000	American Electric Power Co. Inc.	27,812,792	47,782,500
6,000	Atlantic Power Corp.†	36,882	13,235
178,000	Avangrid Inc.	6,659,633	9,421,540
290,000	Avista Corp.	7,089,367	15,271,400
474,000	Black Hills Corp.	12,124,989	29,013,540
60,000	CMS Energy Corp.	402,675	2,836,800
165,000	Dominion Energy Inc.	7,995,789	11,249,700
4,000	DTE Energy Co.	151,595	414,520
297,000	Duke Energy Corp.	16,259,163	23,486,760
620,000	Edison International	22,591,991	39,227,400
811,500	El Paso Electric Co.	18,015,530	47,959,650
1,400	Entergy Corp.	96,612	113,106
1,368,000	Evergy Inc.	37,746,336	76,813,200
795,000	Eversource Energy	18,436,099	46,594,950
345,000	Exelon Corp.	10,862,157	14,697,000
380,000	FirstEnergy Corp.	11,038,618	13,645,800
78,960	Fortis Inc.	2,450,129	2,517,245
111,040	Fortis Inc., Toronto	3,472,604	3,549,158
915,000	Hawaiian Electric Industries Inc.	21,821,324	31,384,500
42,000	IDACORP Inc.	1,703,782	3,874,080
311,000	MGE Energy Inc.	9,537,543	19,608,550
616,000	NextEra Energy Inc.	38,607,594	102,890,480
260,000	NiSource Inc.	2,319,251	6,832,800
434,000	NorthWestern Corp.	11,726,586	24,846,500
785,000	OGE Energy Corp.	13,193,046	27,639,850
710,000	Otter Tail Corp.	17,030,125	33,796,000
138,000	PG&E Corp.	5,251,349	5,873,280
320,000	Pinnacle West Capital Corp.	13,092,833	25,779,200
1,610,000	PNM Resources Inc.	20,018,302	62,629,000
572,000	PPL Corp.	17,657,112	16,330,600
190,000	Public Service Enterprise Group Inc.	5,490,935	10,286,600
466,000	SCANA Corp.	18,360,115	17,950,320
430,000	The Southern Co.	15,474,375	19,913,300
51,125	Unitil Corp.	1,483,755	2,609,420

Shares		Cost	Market Value
440,000	Vectren Corp.	$12,163,963	$31,438,000
597,000	WEC Energy Group Inc.	16,121,112	38,596,050
310,000	Xcel Energy Inc.	6,350,159	14,160,800

		480,653,289	945,333,244

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	2,745,224	5,224,660
360,000	Red Electrica Corp. SA	4,191,840	7,331,924
3,400	Uniper SE	38,231	101,407

		6,975,295	12,657,991

	Global Utilities — 2.2%
11,352	AES Tiete Energia SA	155,996	28,411
40,000	Chubu Electric Power Co. Inc.	671,887	600,099
28,000	E.ON SE	524,216	299,321
20,800	EDF SA	308,177	286,139
5,000	EDP - Energias de Portugal SA, ADR	134,159	199,350
200,000	Electric Power Development Co. Ltd.	4,991,198	5,166,418
10,000	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo SA†	32,332	109,656
185,000	Emera Inc.	4,545,769	6,022,896
35,000	Enagas SA	916,226	1,023,461
100,000	Endesa SA	2,186,478	2,206,561
265,000	Enel SpA	1,382,306	1,472,136
75,000	Equinor ASA	1,693,070	1,992,793
4,000	EuroSite Power Inc.†	1,670	560
550,000	Hera SpA	1,195,166	1,714,916
66,000	Hokkaido Electric Power Co. Inc.	1,054,241	449,478
40,000	Hokuriku Electric Power Co.†	661,406	402,114
180,000	Huaneng Power International Inc., ADR	4,762,737	4,725,000
45,000	Iberdrola SA, ADR	1,344,640	1,386,900
295,589	Iberdrola SA, Aquis	2,311,303	2,286,534
405,000	Korea Electric Power Corp.,, ADR	5,392,840	5,807,700
110,000	Kyushu Electric Power Co. Inc.	1,563,463	1,228,018
32,000	Shikoku Electric Power Co. Inc.	578,871	428,343
2,000	Snam SpA	8,967	8,352
28,000	The Chugoku Electric Power Co. Inc.	509,466	362,155
305,000	The Kansai Electric Power Co. Inc.	4,106,512	4,451,791
55,000	The Tokyo Electric Power Co. Holdings Inc.†	208,402	256,334

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
170,000	Tohoku Electric Power Co. Inc.	$2,793,879	$2,077,496

		44,035,377	44,992,932

	Merchant Energy — 2.2%
40,000	GenOn Energy Inc. - Old, Escrow†(a)	0	0
15,000	GenOn Energy Inc.,
	Escrow†(a)	0	0
120,000	NRG Energy Inc.	2,704,601	3,684,000
3,090,000	The AES Corp.	31,910,668	41,436,900

		34,615,269	45,120,900

	Natural Gas Integrated — 10.5%
14,500	Apache Corp.	761,285	677,875
25,000	Atlas Energy Group LLC†	58,278	1,437
65,000	Devon Energy Corp.	2,877,051	2,857,400
5,000	Dominion Energy Midstream Partners LP	135,762	68,000
20,000	Energen Corp.†	239,277	1,456,400
610,000	Energy Transfer Equity LP	210,797	10,522,500
145,000	Hess Corp.	8,404,995	9,699,050
300,000	Kinder Morgan Inc.	6,840,332	5,301,000
1,916,877	National Fuel Gas Co.	92,615,006	101,517,806
436,000	Northwest Natural Gas Co.	19,423,271	27,816,800
520,000	ONEOK Inc.	6,975,466	36,311,600
362,000	UGI Corp.	7,671,655	18,849,340

		146,213,175	215,079,208

	Natural Gas Utilities — 5.9%
80,000	Atmos Energy Corp.	2,188,623	7,211,200
94,000	CenterPoint Energy Inc.	1,812,563	2,604,740
43,500	Chesapeake Utilities Corp.	786,141	3,477,825
6,000	CONSOL Energy Inc.†	105,110	230,100
388,800	Corning Natural Gas Holding Corp.(b)	3,685,398	6,815,664
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	8,550
5,000	Italgas SpA	21,959	27,572
110,000	National Grid plc	1,583,477	1,217,125
46,000	National Grid plc, ADR	3,018,911	2,569,100
14,000	New Jersey Resources Corp.	328,068	626,500
143,000	ONE Gas Inc.	1,132,190	10,687,820
66,000	RGC Resources Inc.	701,712	1,925,880
140,000	South Jersey Industries Inc.	1,982,945	4,685,800
925,000	Southwest Gas Holdings Inc.	34,029,897	70,549,750
119,500	Spire Inc.	3,777,981	8,442,675
5,000	WGL Holdings Inc.	169,683	443,750

		55,332,658	121,524,051

Shares		Cost	Market Value
	Natural Resources — 2.0%
20,694	Alliance Resource Partners LP	$130,497	$379,735
75,000	Anadarko Petroleum Corp.	4,047,779	5,493,750
168,000	BP plc, ADR	6,752,185	7,670,880
14,058	California Resources Corp.†	143,825	638,796
10,000	Callon Petroleum Co.†	124,400	107,400
366,000	Cameco Corp.	4,023,873	4,117,500
50,000	CNX Resources Corp.†	597,406	889,000
8,000	Compania de Minas Buenaventura SAA, ADR	87,836	109,040
710,000	Mueller Industries Inc.	15,410,694	20,952,100
50,006	Tullow Oil plc†	247,281	161,689
45,000	Ultra Petroleum Corp.†	365,464	103,950

		31,931,240	40,623,840

	Services — 1.3%
22,000	Baker Hughes, a GE Company	980,838	726,660
570,000	Enbridge Inc.	12,541,788	20,343,300
20,000	Halliburton Co.	660,081	901,200
34,000	MDU Resources Group Inc.	738,008	975,120
50,000	Patterson-UTI Energy Inc.	737,566	900,000
20,000	Rowan Companies plc, Cl. A†	251,815	324,400
990,000	Weatherford International plc†	7,781,751	3,257,100

		23,691,847	27,427,780

	Water — 2.5%
8,000	American States Water Co.	110,252	457,280
113,000	American Water Works Co. Inc.	2,537,594	9,647,940
526,000	Aqua America Inc.	9,085,339	18,504,680
5,000	California Water Service Group	90,622	194,750
10,000	Connecticut Water Service Inc.	251,353	653,200
16,000	Consolidated Water Co. Ltd.	193,044	206,400
20,000	Middlesex Water Co.	356,954	843,400
276,700	Severn Trent plc	7,394,052	7,228,629
143,700	SJW Group	3,305,025	9,515,814
87,000	The York Water Co.	1,205,281	2,766,600
52,000	United Utilities Group plc, ADR	1,399,310	1,064,960

		25,928,826	51,083,653

	Diversified Industrial — 0.6%
30,000	AZZ Inc.	1,212,304	1,303,500
40,000	General Electric Co.	616,963	544,400
100,000	ITT Inc.	2,056,300	5,227,000
375,975	Mueller Water Products Inc., Cl. A	2,154,278	4,406,427

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Diversified Industrial (Continued)
20,000	Park-Ohio Holdings Corp.	$381,858	$746,000

		6,421,703	12,227,327

	Environmental Services — 0.1%
26,000	Covanta Holding Corp.	414,429	429,000
80,000	Veolia Environnement SA	1,097,512	1,712,464

		1,511,941	2,141,464

	TOTAL ENERGY AND UTILITIES	862,006,409	1,527,186,862

	COMMUNICATIONS — 17.2%
	Cable and Satellite — 4.2%
40,000	Charter Communications Inc., Cl. A†	3,815,229	11,728,400
25,000	Cogeco Communications Inc.	684,204	1,238,352
70,000	Cogeco Inc.	1,589,491	3,094,664
40,000	Comcast Corp., Cl. A	402,190	1,312,400
430,000	DISH Network Corp., Cl. A†	12,903,460	14,452,300
308,000	EchoStar Corp., Cl. A†	10,215,374	13,675,200
344,366	Liberty Global plc, Cl. A†	5,402,825	9,483,840
600,000	Liberty Global plc, Cl. C†	10,353,788	15,966,000
80,000	Liberty Latin America Ltd., Cl. A†	1,566,814	1,529,600
150,000	Liberty Latin America Ltd., Cl. C†	3,323,789	2,907,000
90,000	Rogers Communications Inc., Cl. B	2,426,676	4,271,400
12,000	Shaw Communications Inc., Cl. B	148,195	244,200
308,000	Sky plc	3,290,031	5,940,743
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	1,123,606

		56,805,718	86,967,705

	Computer Services Software and Systems — 0.1%
238,000	Internap Corp.†	3,404,667	2,479,960

	Telecommunications — 9.4%
25,000	AT&T Inc.	855,500	802,750
552,000	BCE Inc.	15,437,273	22,350,480
870,000	CenturyLink Inc.	18,025,127	16,216,800
710,000	Cincinnati Bell Inc.†	11,173,644	11,147,000
35,000	Deutsche Telekom AG	428,748	542,385
515,000	Deutsche Telekom AG, ADR	6,311,945	7,949,025
1,750,000	Global Telecom Holding SAE, GDR†	1,357,829	460,732
26,000	Harris Corp.	2,003,049	3,758,040
1,440,000	Koninklijke KPN NV	4,192,069	3,918,207
10,000	Koninklijke KPN NV, ADR	44,711	26,800

Shares		Cost	Market Value
135,000	Loral Space & Communications Inc.†	$5,575,246	$5,076,000
35,200	NextGenTel Holding ASA†	257,885	78,445
290,000	Nippon Telegraph & Telephone Corp.	7,159,565	13,190,986
2,200	Orange Belgium SA	33,392	37,150
330,000	Orascom Telecom Media and Technology Holding SAE, GDR	534,301	66,660
60,000	Pharol SGPS SA†	28,418	16,676
220,000	Pharol SGPS SA, ADR†	182,432	54,978
68,000	PLDT Inc., ADR	3,226,928	1,589,840
140,000	Proximus SA	4,424,555	3,157,034
2,000	PT Indosat Tbk	1,061	444
2,300,000	Singapore Telecommunications Ltd.	5,695,042	5,199,266
800,000	Sprint Corp.†	4,639,702	4,352,000
121,000	Swisscom AG, ADR	4,440,719	5,395,390
10,000	Tele2 AB, Cl. B	158,627	117,565
170,000	Telecom Italia SpA, ADR†	2,206,728	1,247,800
235,000	Telefonica Brasil SA, ADR	4,137,121	2,789,450
53,000	Telefonica Deutschland Holding AG	280,618	208,952
525,000	Telefonica SA, ADR	8,961,856	4,478,250
1,000,000	Telekom Austria AG	7,767,364	8,338,102
340,000	Telenet Group Holding NV†	15,333,232	15,882,099
546,000	Telephone & Data Systems Inc.	14,762,101	14,971,320
60,000	Telesites SAB de CV†	45,551	43,776
867,100	VEON Ltd., ADR	3,594,064	2,063,698
715,000	Verizon Communications Inc.	22,935,173	35,971,650
60,000	Windstream Holdings Inc.	1,044,240	316,200

		177,255,816	191,815,950

	Wireless Communications — 3.5%
65,000	America Movil SAB de CV, Cl. L, ADR	1,049,728	1,082,900
27,000	ATN International Inc.	883,543	1,424,790
69,000	China Mobile Ltd., ADR	2,765,327	3,062,910
53,000	China Unicom Hong Kong Ltd., ADR	665,499	663,030
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	71
85,000	Millicom International Cellular SA	6,139,499	4,993,750
252,000	Millicom International Cellular SA, SDR	17,797,413	14,883,524
6,500	Mobile TeleSystems PJSC, ADR	86,498	57,395
465,000	NTT DoCoMo Inc.	7,286,947	11,854,424
135,000	SK Telecom Co. Ltd., ADR	2,383,798	3,148,200

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
400	SmarTone Telecommunications Holdings Ltd.	$207	$413
35,000	Tim Participacoes SA, ADR	684,957	590,100
390,000	Turkcell Iletisim Hizmetleri A/S, ADR	5,436,576	2,550,600
367,000	United States Cellular Corp.†	16,064,751	13,593,680
580,000	Vodafone Group plc, ADR	21,668,970	14,099,800

		82,913,732	72,005,587

	TOTAL COMMUNICATIONS	320,379,933	353,269,202

	OTHER — 7.8%
	Aerospace — 1.0%
1,600,000	Rolls-Royce Holdings plc	12,308,445	20,866,811
142,000,000	Rolls-Royce Holdings plc, Cl. C†(a)	197,799	187,404

		12,506,244	21,054,215

	Building and Construction — 0.3%
12,000	Acciona SA	1,140,701	993,846
170,000	Johnson Controls International plc	4,577,647	5,686,500

		5,718,348	6,680,346

	Business Services — 0.5%
1,420,000	Clear Channel Outdoor Holdings Inc., Cl. A	5,708,815	6,106,000
90,000	Macquarie Infrastructure Corp.	2,773,932	3,798,000
17,500	Vectrus Inc.†	316,783	539,350

		8,799,530	10,443,350

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A	130,732	247,858

	Diversified Industrial — 0.3%
1,000	Alstom SA	31,457	45,965
40,000	Bouygues SA	1,406,190	1,724,142
4,000	Donaldson Co. Inc.	133,040	180,480
10,000	Raven Industries Inc.	219,638	384,500
10,000	Svenska Cellulosa AB, Cl. A	34,751	109,303
108,905	Twin Disc Inc.†	2,031,627	2,703,022

		3,856,703	5,147,412

	Electronics — 1.4%
90,000	Corning Inc.	1,005,890	2,475,900
527,000	Sony Corp., ADR	9,267,892	27,014,020

		10,273,782	29,489,920

	Entertainment — 0.6%
628,000	Grupo Televisa SAB, ADR	15,396,249	11,900,600

Shares		Cost	Market Value
	Financial Services — 0.3%
168,000	Kinnevik AB, Cl. A	$3,583,754	$5,758,339
35,000	Kinnevik AB, Cl. B	755,509	1,199,263

		4,339,263	6,957,602

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	388,023

	Machinery — 1.9%
92,500	Astec Industries Inc.	3,264,589	5,531,500
36,000	Flowserve Corp.	1,452,634	1,454,400
79,000	The Gorman-Rupp Co.	1,815,066	2,765,000
418,000	Xylem Inc.	11,265,001	28,164,840

		17,797,290	37,915,740

	Metals and Mining — 0.4%
200,000	Freeport-McMoRan Inc.	2,704,981	3,452,000
44,500	Haynes International Inc.	2,063,189	1,634,930
17,000	Vulcan Materials Co.	797,880	2,194,020

		5,566,050	7,280,950

	Transportation — 1.1%
311,000	GATX Corp.	8,998,435	23,085,530

	TOTAL OTHER	93,644,582	160,591,546

	TOTAL COMMON STOCKS	1,276,030,924	2,041,047,610

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (b)	1,120,500	1,134,000

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
20,150	Cincinnati Bell Inc., 6.750%, Ser. B	653,760	996,417

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,774,260	2,130,417

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(c)	438,064	446,400

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$1,500,000	Mueller Industries Inc., 6.000%, 03/01/27	$1,500,000	$1,477,500

	U.S. GOVERNMENT OBLIGATIONS — 0.4%
7,785,000	U.S. Treasury Bills, 1.863% to 1.897%††, 09/20/18 to 09/27/18	7,751,689	7,752,143

	TOTAL INVESTMENTS — 99.9%	$1,287,494,937	2,052,854,070

	Other Assets and Liabilities (Net) — 0.1%		1,507,398

	NET ASSETS — 100.0%		$2,054,361,468

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $446,400 or 0.02% of total net assets.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $1,282,689,039)	$2,044,904,406
Investments in affiliates, at value (cost $4,805,898)	7,949,664
Cash	136,515
Receivable for Fund shares sold	1,767,231
Receivable for investments sold	529,215
Dividends receivable	4,496,139
Prepaid expenses	87,400

Total Assets	2,059,870,570

Liabilities:
Payable for Fund shares redeemed	2,641,485
Payable for investment advisory fees	1,664,613
Payable for distribution fees	788,804
Payable for accounting fees	11,250
Other accrued expenses	402,950

Total Liabilities	5,509,102

Net Assets (applicable to 267,156,677 shares outstanding)	$2,054,361,468

Net Assets Consist of:
Paid-in capital	$1,282,997,709
Accumulated net investment income	5,397,799
Accumulated net realized gains on investments and foreign currency transactions	603,067
Net unrealized appreciation on investments	765,359,133
Net unrealized appreciation on foreign currency translations	3,760

Net Assets	$2,054,361,468

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($321,623,796 ÷ 36,816,200 shares outstanding)	$8.74
Class A:
Net Asset Value and redemption price per share ($774,291,202 ÷ 87,185,519 shares outstanding)	$8.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.42
Class C:
Net Asset Value and offering price per share ($697,610,351 ÷ 114,702,946 shares outstanding)	$6.08	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($260,835,109 ÷ 28,451,896 shares outstanding)	$9.17
Class T:
Net Asset Value and redemption price per share ($1,009.78 ÷ 115.68 shares outstanding)	$8.73
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$8.95

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $828,329)	$32,159,586
Dividends - Affiliated	135,864
Interest	298,756

Total Income	32,594,206

Expenses:
Investment advisory fees	10,304,071
Distribution fees - Class AAA	403,567
Distribution fees - Class A	972,303
Distribution fees - Class C	3,532,890
Distribution fees - Class T	1
Shareholder services fees	805,005
Shareholder communications expenses	144,280
Custodian fees	110,960
Registration expenses	69,018
Trustees’ fees	67,937
Accounting fees	22,500
Legal and audit fees	16,202
Interest expense	149
Miscellaneous expenses	69,040

Total Expenses	16,517,923

Less:
Expenses paid indirectly by broker (See Note 6)	(8,304)

Net Expenses	16,509,619

Net Investment Income	16,084,587

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	14,746,213
Net realized loss on foreign currency transactions	(26,726)

Net realized gain on investments and foreign currency transactions	14,719,487

Net change in unrealized appreciation:
on investments	(52,624,773)
on foreign currency translations	(4,142)

Net change in unrealized appreciation on investments and foreign currency translations	(52,628,915)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(37,909,428)

Net Decrease in Net Assets Resulting from Operations	$(21,824,841)

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$16,084,587	$29,543,030
Net realized gain on investments and foreign currency transactions	14,719,487	18,892,606
Net change in unrealized appreciation on investments and foreign currency translations	(52,628,915)	131,897,182

Net Increase/(Decrease) in Net Assets Resulting from Operations	(21,824,841)	180,332,818

Distributions to Shareholders:
Net investment income
Class AAA	(1,338,317)	(5,020,519)
Class A	(3,174,171)	(11,262,972)
Class C	(4,148,773)	(9,795,159)
Class I	(1,006,333)	(3,875,959)
Class T	(3)	(17)

	(9,667,597)	(29,954,626)

Net realized gain
Class AAA	—	(2,839,155)
Class A	—	(6,375,891)
Class C	—	(8,501,854)
Class I	—	(1,855,631)
Class T	—	(8)

	—	(19,572,539)

Return of capital
Class AAA	(14,275,378)	(24,415,223)
Class A	(33,857,829)	(54,425,845)
Class C	(44,253,573)	(78,809,061)
Class I	(10,734,223)	(14,720,187)
Class T	(45)	(21)

	(103,121,048)	(172,370,337)

Total Distributions to Shareholders	(112,788,645)	(221,897,502)

Shares of Beneficial Interest Transactions:
Class AAA	(10,394,618)	(12,582,880)
Class A	(19,043,476)	32,227,780
Class C	(20,561,179)	35,021,113
Class I	1,831,498	114,337,169
Class T	32	1,046

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(48,167,743)	169,004,228

Redemption Fees	2,720	13,123

Net Increase/(Decrease) in Net Assets	(182,778,509)	127,452,667
Net Assets:
Beginning of year	2,237,139,977	2,109,687,310

End of period (including undistributed net investment income of $5,397,799 and $ 0, respectively)	$2,054,361,468	$2,237,139,977

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:
		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2018(c)	$9.23	$0.08	$(0.15)	$(0.07)	$(0.04)	—	$(0.38)	$(0.42)	$0.00	$8.74	(0.7)%	$321,624	1.79	%(d)	1.38	%(d)(e)	0%
2017	9.26	0.15	0.66	0.81	(0.13)	$(0.07)	(0.64)	(0.84)	0.00	9.23	8.9	350,709	1.58		1.37	(e)	2
2016	8.70	0.15	1.28	1.43	(0.14)	(0.13)	(0.60)	(0.87)	0.00	9.26	17.0	364,411	1.65		1.38	(e)	4
2015††	10.50	0.11	(1.07)	(0.96)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.70	(8.3)	371,419	1.42		1.39	(e)	8
2014††	11.24	0.18	0.76	0.94	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.50	8.9	820,328	1.64		1.36		9
2013††	10.86	0.18	1.88	2.06	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.24	20.2	738,742	1.60		1.37		11
Class A
2018(c)	$9.37	$0.08	$(0.15)	$(0.07)	$(0.04)	—	$(0.38)	$(0.42)	$0.00	$8.88	(0.6)%	$774,291	1.79	%(d)	1.38	%(d)(e)	0%
2017	9.40	0.15	0.66	0.81	(0.13)	$(0.07)	(0.64)	(0.84)	0.00	9.37	8.8	837,684	1.57		1.37	(e)	2
2016	8.82	0.15	1.30	1.45	(0.13)	(0.13)	(0.61)	(0.87)	0.00	9.40	17.0	808,349	1.64		1.38	(e)	4
2015††	10.64	0.12	(1.10)	(0.98)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.82	(8.3)	713,208	1.45		1.39	(e)	8
2014††	11.36	0.18	0.78	0.96	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.64	9.0	1,231,349	1.64		1.36		9
2013††	10.96	0.18	1.90	2.08	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.36	20.2	1,109,532	1.60		1.37		11
Class C
2018(c)	$6.58	$0.03	$(0.11)	$(0.08)	$(0.04)	—	$(0.38)	$(0.42)	$0.00	$6.08	(1.1)%	$697,610	1.03	%(d)	2.13	%(d)(e)	0%
2017	6.88	0.06	0.48	0.54	(0.09)	$(0.07)	(0.68)	(0.84)	0.00	6.58	8.0	776,370	0.83		2.12	(e)	2
2016	6.71	0.06	0.98	1.04	(0.09)	(0.13)	(0.65)	(0.87)	0.00	6.88	16.2	776,780	0.89		2.13	(e)	4
2015††	8.40	0.05	(0.90)	(0.85)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	6.71	(9.1)	736,494	0.73		2.14	(e)	8
2014††	9.38	0.08	0.62	0.70	(0.14)	(0.10)	(1.44)	(1.68)	0.00	8.40	8.1	1,111,695	0.89		2.11		9
2013††	9.36	0.08	1.62	1.70	(0.14)	(0.20)	(1.34)	(1.68)	0.00	9.38	19.5	1,037,073	0.85		2.12		11
Class I
2018(c)	$9.65	$0.09	$(0.15)	$(0.06)	$(0.04)	—	$(0.38)	$(0.42)	$0.00	$9.17	(0.5)%	$260,835	2.04	%(d)	1.13	%(d)(e)	0%
2017	9.63	0.18	0.68	0.86	(0.15)	$(0.07)	(0.62)	(0.84)	0.00	9.65	9.1	272,376	1.81		1.12	(e)	2
2016	8.99	0.18	1.33	1.51	(0.16)	(0.13)	(0.58)	(0.87)	0.00	9.63	17.4	160,147	1.89		1.13	(e)	4
2015††	10.80	0.14	(1.11)	(0.97)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.99	(8.1)	141,325	1.70		1.14	(e)	8
2014††	11.48	0.20	0.80	1.00	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.80	9.3	255,651	1.86		1.11		9
2013††	11.04	0.22	1.90	2.12	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.48	20.4	179,913	1.85		1.12		11
Class T
2018(c)	$9.22	$0.08	$(0.15)	$(0.07)	$(0.04)	—	$(0.38)	$(0.42)	$0.00	$8.73	(0.7)%	$1	1.77	%(d)	1.38	%(d)(e)	0%
2017(f)	9.33	0.05	0.26	0.31	(0.16)	$(0.07)	(0.19)	(0.42)	0.00	9.22	3.3	1	0.98	(d)	1.37	(d)(e)	2

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust and commenced operations on August 31, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair vale, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$45,120,900	—	$0	$45,120,900
Natural Gas Utilities	114,708,387	$6,815,664	—	121,524,051
Other Industries (a)	1,360,541,911	—	—	1,360,541,911
COMMUNICATIONS (a)	353,269,202	—	—	353,269,202
OTHER
Aerospace	20,866,811	—	187,404	21,054,215
Other Industries (a)	139,537,331			139,537,331
Total Common Stocks	2,034,044,542	6,815,664	187,404	2,041,047,610
Convertible Preferred Stocks (a)	996,417	1,134,000	—	2,130,417
Warrants (a)		446,400	—	446,400
Corporate Bonds(a)	—	1,477,500	—	1,477,500
U.S. Government Obligations	—	7,752,143	—	7,752,143
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,035,040,959	$17,625,707	$187,404	$2,052,854,070

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$30,251,265
Long term capital gains	19,275,900
Return of capital	172,370,337

Total distributions paid	$221,897,502

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,295,090,119	$817,950,360	$(60,186,409)	$757,763,951

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $8,208,029 and $64,777,900, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid $21,709 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $76,763 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,304.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year six months ended June 30, 2018 was $25,387 with a weighted average interest rate of 3.35%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $2,213,000

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,071,179	$18,051,189	4,891,720	$46,210,450
Shares issued upon reinvestment of distributions	1,622,496	14,149,722	3,072,628	28,996,855
Shares redeemed	(4,884,843)	(42,595,529)	(9,291,649)	(87,790,185)

Net decrease	(1,191,168)	$(10,394,618)	(1,327,301)	$(12,582,880)

Class A
Shares sold	6,705,480	$59,561,848	20,115,610	$193,210,651
Shares issued upon reinvestment of distributions	3,861,013	34,224,669	6,308,397	60,419,407
Shares redeemed	(12,749,171)	(112,829,993)	(23,064,626)	(221,402,278)

Net increase/(decrease)	(2,182,678)	$(19,043,476)	3,359,381	$32,227,780

Class C
Shares sold	5,932,769	$36,645,301	17,834,104	$122,991,759
Shares issued upon reinvestment of distributions	6,722,105	41,243,277	11,946,577	81,896,943
Shares redeemed	(15,960,139)	(98,449,757)	(24,679,977)	(169,867,589)

Net increase/(decrease)	(3,305,265)	$(20,561,179)	5,100,704	$35,021,113

Class I
Shares sold	4,380,702	$39,899,674	15,609,938	$153,940,468
Shares issued upon reinvestment of distributions	909,394	8,309,888	1,495,658	14,720,067
Shares redeemed	(5,063,126)	(46,378,064)	(5,511,547)	(54,323,366)

Net increase	226,970	$1,831,498	11,594,049	$114,337,169

Class T(a)
Shares sold	—	—	107	$1,000
Shares issued upon reinvestment of distributions	4	$32	5	46

Net increase	4	$32	112	$1,046

(a)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2018 is set forth below:

	Beginning Shares	Stock Dividend	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2018	Change in Unrealized Appreciation	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Corp.	388,800	—	388,800	$108,864	—	$6,815,664	$(765,936)	12.87%
Corning Natural Gas Holding Corp., 4.800%, Ser. B	54,000	—	54,000	27,000	—	1,134,000	54,500	22.11%
Total				$135,864	—	$7,949,664	$(711,436)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 22, 2018, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. he Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2017) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Utility Fund Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and in the third quartile for the three year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was within the fifth quintile for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period. The Independent Board Members also noted that although the Fund’s performance was below average as compared to the Adviser Peer Group, its performance during the three and five year periods did not significantly depart from the median total return of the peer group, an observation the Independent Board Members noted generally held for the Broadridge Performance Peer Group as well.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of six other utility funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were roughly average within the Adviser Peer Group and above average within the peer group of funds selected by Broadridge and the Fund’s size was above average within these groups. The Independent Board Members also noted that the advisory fee

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.